Document And Entity Information	Nov. 13, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 13, 2024
Entity Registrant Name	AN2 Therapeutics, Inc.
Entity Central Index Key	0001880438
Entity Emerging Growth Company	true
Entity File Number	001-41331
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	82-0606654
Entity Address, Address Line One	1800 El Camino Real, Suite D
Entity Address, City or Town	Menlo Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94027
City Area Code	650
Local Phone Number	331-9090
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock
Trading Symbol	ANTX
Security Exchange Name	NASDAQ